Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	SKYE BIOSCIENCE, INC.
Entity Central Index Key	0001516551
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	45-0692882
Entity Address, Address Line One	11250 El Camino Real, Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130